Contingent Liabilities and Commitments (Details) $ in Millions	Dec. 31, 2015 USD ($)
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	$ 15
Capital Addition Purchase Commitments [Member]
Contingent Liabilities [Line Items]
Commitments For Construction And Acquisition Of Property Plant And Equipment	617
Gas Pipeline [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	8
Natural gas underground storage facilities [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	7
NGL And Petchem Services [Member] | General Liability Coverage [Member] | Geismar Incident [Member]
Contingent Liabilities [Line Items]
Aggregate Annual Limit of Insurance	610
Insurance Deductibles	$ 2